Vanguard® Emerging Markets Select Stock Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (93.5%)
Argentina (0.1%)
*	YPF SA ADR	50,499	752
Brazil (10.7%)
	Petroleo Brasileiro SA ADR (XNYS)	900,234	13,215
	Banco Bradesco SA ADR	2,437,315	8,604
	Vale SA Class B ADR	521,262	7,626
	Ambev SA	2,201,766	6,919
	Cia Energetica de Minas Gerais Preference Shares	1,657,065	4,440
	Raizen SA Preference Shares	4,535,135	3,990
	B3 SA - Brasil Bolsa Balcao	1,086,700	3,424
	Banco Bradesco SA Preference Shares	955,600	3,367
	Neoenergia SA	763,100	3,155
	Localiza Rent a Car SA (BVMF)	220,194	3,130
	Centrais Eletricas Brasileiras SA	379,218	3,099
	Banco Do Brasil SA	262,600	2,676
	Cia de Saneamento Basico do Estado de Sao Paulo	212,447	2,610
	Petroleo Brasileiro SA Preference Shares	395,400	2,601
	Itau Unibanco Holding SA Preference Shares	419,200	2,539
	Itau Unibanco Holding SA ADR	417,129	2,507
*	Natura & Co. Holding SA	639,500	2,471
	TIM SA	765,189	2,320
	Petroleo Brasileiro SA ADR	170,445	2,250
	Lojas Renner SA	550,196	2,182
	Petroleo Brasileiro SA	268,539	1,977
*	Braskem SA Preference Shares Class A	183,937	988
*	Magazine Luiza SA	1,017,620	721
	Raia Drogasil SA	98,324	602
*,1	Hapvida Participacoes e Investimentos SA	440,362	447
	Brpr Corporate Offices Fdo De Inv Imob	1,557	23
			87,883
Canada (1.0%)
	First Quantum Minerals Ltd.	171,622	5,090
	Lundin Mining Corp.	177,373	1,586
	Parex Resources Inc.	66,557	1,474
*	Valeura Energy Inc.	264,800	472
			8,622
Chile (0.2%)
	Sociedad Quimica y Minera de Chile SA ADR	24,245	1,787
China (27.8%)
*	Alibaba Group Holding Ltd.	2,172,595	27,764
	Tencent Holdings Ltd.	518,144	23,815
	Ping An Insurance Group Co. of China Ltd. Class H	1,076,663	7,845

		Shares	Market Value ($000)
	China Merchants Bank Co. Ltd. Class H	1,465,438	7,287
*,1	Meituan Class B	321,776	6,143
	China Construction Bank Corp. Class H	10,452,430	6,092
	Zijin Mining Group Co. Ltd. Class H	3,466,446	5,987
*	Baidu Inc. Class A	283,150	5,536
	Haier Smart Home Co. Ltd. Class H	1,636,200	5,381
*	Trip.com Group Ltd. ADR	130,734	5,365
	China Overseas Land & Investment Ltd.	2,241,190	5,317
	Weichai Power Co. Ltd. Class H	3,429,349	5,080
	Anhui Conch Cement Co. Ltd. Class H	1,415,177	4,272
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	123,351	4,113
	ANTA Sports Products Ltd.	326,206	3,866
	Aluminum Corp. of China Ltd. Class H	7,710,875	3,834
	Shenzhou International Group Holdings Ltd.	319,400	3,390
	GF Securities Co. Ltd. Class H	1,948,400	3,118
	Geely Automobile Holdings Ltd.	2,078,170	3,033
	Industrial & Commercial Bank of China Ltd. Class H	5,972,724	2,917
*	KE Holdings Inc. ADR	160,169	2,790
	ENN Energy Holdings Ltd.	227,774	2,769
[1]	WuXi AppTec Co. Ltd. Class H	282,152	2,684
*	JD.com Inc. ADR	63,890	2,639
	Zhejiang Longsheng Group Co. Ltd. Class A	1,933,100	2,617
[1]	Ganfeng Lithium Co. Ltd. Class H	373,799	2,408
	JD.com Inc. Class A	114,951	2,380
	Brilliance China Automotive Holdings Ltd.	4,186,000	2,243
*	Trip.com Group Ltd.	52,522	2,145
	Midea Group Co. Ltd. Class A	238,586	1,983
	China Longyuan Power Group Corp. Ltd. Class H	2,041,350	1,976
	CITIC Securities Co. Ltd. Class H	903,554	1,946
*	Daqo New Energy Corp. ADR	49,424	1,931
	Minth Group Ltd.	594,000	1,901
	CIMC Enric Holdings Ltd.	1,810,000	1,825
	Contemporary Amperex Technology Co. Ltd. Class A	54,540	1,818
	Kweichow Moutai Co. Ltd. Class A	6,700	1,769
*	Shanghai International Airport Co. Ltd. Class A	257,857	1,714
	Midea Group Co. Ltd. Class A (XSEC)	198,594	1,651
	Li Ning Co. Ltd.	270,000	1,646
	Sinoma Science & Technology Co. Ltd. Class A	501,100	1,624
[1]	China Tourism Group Duty Free Corp. Ltd. Class H	99,946	1,606
	Nine Dragons Paper Holdings Ltd.	2,389,888	1,575
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	336,833	1,565
*	Yunnan Energy New Material Co. Ltd. Class A	113,400	1,534
	China Mengniu Dairy Co. Ltd.	403,000	1,531
	Muyuan Foods Co. Ltd.Class A	245,369	1,526
	Anker Innovations Technology Co. Ltd. Class A	128,400	1,461
	China Resources Land Ltd.	301,964	1,409
[1]	Longfor Group Holdings Ltd.	503,028	1,361
	China Tourism Group Duty Free Corp. Ltd. Class A	76,611	1,354
	Ping An Bank Co. Ltd. Class A	768,940	1,328
*	Baidu Inc. ADR	8,144	1,270
	Bank of Ningbo Co. Ltd. Class A	311,100	1,270
	BYD Co. Ltd. Class H	35,500	1,264
*	BeiGene Ltd.	66,950	1,109
	China National Building Material Co. Ltd. Class H	1,751,983	1,107
[1]	CSC Financial Co. Ltd. Class H	824,657	976
	Suofeiya Home Collection Co. Ltd. Class A	354,790	953
*	KE Holdings Inc. Class A	161,670	949
	Tsingtao Brewery Co. Ltd. Class H	104,000	935

		Shares	Market Value ($000)
*	Tencent Music Entertainment Group ADR	132,550	927
*	Kingdee International Software Group Co. Ltd.	504,575	885
	Ping An Insurance Group Co. of China Ltd. Class A	117,700	870
*,1	Kuaishou Technology	95,900	842
	Proya Cosmetics Co. Ltd. Class A	52,080	824
*	Kanzhun Ltd. ADR	42,763	799
*	Ningbo Orient Wires & Cables Co. Ltd. Class A	121,482	791
	China Pacific Insurance Group Co. Ltd. Class H	257,762	695
	China Oilfield Services Ltd. Class H	540,508	638
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	122,200	631
*,1	Wuxi Biologics Cayman Inc.	104,500	603
	Sinopharm Group Co. Ltd. Class H	182,400	574
	Suofeiya Home Collection Co. Ltd. Class A (XSHE)	207,445	557
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	559,150	539
*	Zai Lab Ltd.	171,600	525
	Zhejiang HangKe Technology Inc. Co Class A	122,907	523
	Glodon Co. Ltd. Class A (XSHE)	111,440	504
	Lufax Holding Ltd. ADR	245,187	436
*	H World Group Ltd. ADR	8,007	385
	Zhongsheng Group Holdings Ltd.	107,000	376
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	280,718	363
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	35,600	345
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	8,100	336
*	Zai Lab Ltd. ADR	10,894	327
	WuXi AppTec Co. Ltd. Class A	31,000	312
*	Aluminum Corp of China Ltd. Class A	317,594	284
	China Vanke Co. Ltd. Class H	190,100	269
*	BeiGene Ltd. ADR	1,168	250
	Hangzhou Tigermed Consulting Co. Ltd. Class A	25,800	249
[1]	Yadea Group Holdings Ltd.	108,000	246
	Yuexiu Property Co. Ltd.	177,000	234
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	5,600	232
	CSPC Pharmaceutical Group Ltd.	263,199	220
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	70,100	197
*,1	Remegen Co. Ltd. Class H	34,359	196
	Amoy Diagnostics Co. Ltd. Class A (XSHE)	54,280	184
	Amoy Diagnostics Co. Ltd. Class A	37,094	125
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	23,338	124
	Asymchem Laboratories Tianjin Co. Ltd. Class A	6,360	111
*	GDS Holdings Ltd. ADR	7,863	104
*	Grand Baoxin Auto Group Ltd.	2,846,500	104
*	Alibaba Group Holding Ltd. ADR	872	89
[1]	Asymchem Laboratories Tianjin Co. Ltd. Class H	6,791	87
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	3,500	70
	Yifeng Pharmacy Chain Co. Ltd. Class A	11,500	61
*,2	Tianhe Chemicals Group Ltd.	4,142,000	—
			228,740
Egypt (0.0%)
	Commercial International Bank Egypt SAE GDR (Registered)	2	—
Greece (0.7%)
*	Alpha Services and Holdings SA	2,992,079	5,388
Hong Kong (3.8%)
*	Galaxy Entertainment Group Ltd.	1,482,572	10,822
	Pacific Basin Shipping Ltd.	20,973,846	6,828
	Lenovo Group Ltd.	3,878,000	4,464
	Yue Yuen Industrial Holdings Ltd.	2,572,000	3,446
*	Sands China Ltd.	599,224	2,309

		Shares	Market Value ($000)
	AIA Group Ltd.	186,050	1,861
	Orient Overseas International Ltd.	107,690	1,800
	Wharf Holdings Ltd.	63,500	149
			31,679
Hungary (0.7%)
	OTP Bank Nyrt	141,164	5,133
	MOL Hungarian Oil & Gas plc	46,468	367
			5,500
India (12.3%)
	Reliance Industries Ltd.	657,217	20,402
*	HDFC Bank Ltd.	400,527	8,041
	Shriram Finance Ltd.	317,842	7,328
*	Larsen & Toubro Ltd.	186,803	6,095
	ICICI Bank Ltd. ADR	192,303	4,725
	Aurobindo Pharma Ltd.	466,825	4,671
	UltraTech Cement Ltd.	41,417	4,192
	Bharti Airtel Ltd (XNSE)	381,920	4,136
	Axis Bank Ltd.	307,125	3,566
	Tata Consultancy Services Ltd.	84,677	3,528
[1]	HDFC Life Insurance Co. Ltd.	401,101	3,156
	State Bank of India	377,274	2,850
	Infosys Ltd. ADR	161,578	2,692
	Tech Mahindra Ltd.	178,561	2,425
*,2	Jio Financial Services Ltd.	657,217	2,092
	Kotak Mahindra Bank Ltd.	80,168	1,812
	Hindustan Unilever Ltd.	56,741	1,768
*	Godrej Consumer Products Ltd.	133,552	1,684
	Ambuja Cements Ltd.	241,129	1,359
	Bajaj Auto Ltd.	21,582	1,295
*	Varun Beverages Ltd.	118,066	1,155
*	Delhivery Ltd.	230,116	1,119
[1]	SBI Life Insurance Co. Ltd.	65,230	1,018
*	UPL Ltd.	132,863	1,010
*	Colgate-Palmolive India Ltd.	38,239	940
*	Glenmark Pharmaceuticals Ltd.	83,109	796
	Power Grid Corp. of India Ltd.	235,637	763
*	Amber Enterprises India Ltd.	25,573	757
*	Container Corp. of India Ltd.	82,129	694
	ICICI Bank Ltd.	55,389	675
*	Maruti Suzuki India Ltd.	5,068	606
	Apollo Hospitals Enterprise Ltd.	9,208	580
*	Oil & Natural Gas Corp. Ltd.	264,310	570
*	PVR Inox Ltd.	27,632	523
	Mahindra & Mahindra Ltd.	28,137	505
	Cipla Ltd.	31,709	454
*	Eicher Motors Ltd.	9,978	409
	Tata Steel Ltd.	194,770	292
	Fortis Healthcare Ltd.	64,147	270
	Hero MotoCorp Ltd.	2,181	85
			101,038
Indonesia (2.0%)
	Bank Rakyat Indonesia Persero Tbk PT	37,147,442	13,908
	Bank Central Asia Tbk PT	2,788,355	1,689
	Bank Mandiri Persero Tbk PT	2,164,400	823
			16,420
Kenya (0.1%)
	Equity Group Holdings plc	2,835,914	816

		Shares	Market Value ($000)
Mexico (1.8%)
	Grupo Financiero Banorte SAB de CV Class O	602,178	5,707
	Wal-Mart de Mexico SAB de CV	905,734	3,771
*	Cemex SAB de CV ADR	308,447	2,350
*	Fomento Economico Mexicano SAB de CV ADR	8,826	1,000
	Qualitas Controladora SAB de CV	120,014	883
	Grupo Mexico SAB de CV Series B	107,363	558
	Corp. Inmobiliaria Vesta SAB de CV	68,000	247
			14,516
Other (0.7%)
[3]	Vanguard FTSE Emerging Markets ETF	129,266	5,567
Philippines (0.3%)
	Bdo Unibank Inc.	909,923	2,406
	Ayala Land Inc.	411,400	206
			2,612
Poland (0.3%)
*,1	Allegro.eu SA	147,294	1,299
	KGHM Polska Miedz SA	34,440	1,065
			2,364
Romania (0.1%)
*	Banca Transilvania SA	265,270	1,217
Russia (0.0%)
*,2	MMC Norilsk Nickel PJSC ADR	200,203	—
*,2	Sberbank of Russia PJSC	1,473,153	—
*,2	Mobile TeleSystems PJSC ADR	93,946	—
*,2	Moscow Exchange MICEX-RTS PJSC	536,630	—
*,2	Magnit PJSC GDR (Registered)	2	—
*,2	MMC Norilsk Nickel PJSC	1,247	—
*,2	Sberbank of Russia PJSC ADR	476,234	—
*,2	LUKOIL PJSC ADR	102,385	—
*,2	Novatek PJSC GDR (Registered)	6,724	—
*,2,4	Ozon Holdings plc ADR	37,493	—
*,2	Gazprom PJSC	926,846	—
			—
Saudi Arabia (1.1%)
[1]	Saudi Arabian Oil Co.	495,859	4,285
	Saudi Awwal Bank	235,471	2,389
	Al Rajhi Bank	91,085	1,811
	Saudi Telecom Co.	68,759	777
			9,262
Singapore (0.6%)
	Wilmar International Ltd.	1,612,000	4,684
South Africa (2.0%)
	AngloGold Ashanti Ltd. ADR	232,459	5,161
	Sasol Ltd.	342,139	4,777
	Impala Platinum Holdings Ltd.	239,823	1,732
	FirstRand Ltd.	315,005	1,281
	Naspers Ltd. Class N	4,635	911
	Gold Fields Ltd.	45,957	713
*	Discovery Ltd.	79,383	703
	Harmony Gold Mining Co. Ltd.	115,612	499
	Sibanye Stillwater Ltd.	232,702	442
	Thungela Resources Ltd.	56,635	426
			16,645

		Shares	Market Value ($000)
South Korea (6.5%)
	Samsung Electronics Co. Ltd. (XKRX)	296,759	16,248
	SK Hynix Inc.	90,581	8,772
	LG Chem Ltd. (XKRX)	9,293	4,728
	Hankook Tire & Technology Co. Ltd.	136,687	4,146
	Hyundai Motor Co.	23,375	3,594
	DB Insurance Co. Ltd.	55,938	3,308
	Samsung Electronics Co. Ltd. Preference Shares	71,045	3,200
	Samsung SDI Co. Ltd. (XKRX)	5,224	2,727
	Shinhan Financial Group Co. Ltd.	53,870	1,483
*	WONIK IPS Co. Ltd.	49,897	1,478
	Doosan Bobcat Inc.	25,103	1,152
	KB Financial Group Inc.	26,800	1,073
	NAVER Corp.	4,531	807
	POSCO Holdings Inc.	1,505	758
			53,474
Spain (0.2%)
*	Banco Bilbao Vizcaya Argentaria SA	205,402	1,631
Taiwan (10.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	2,680,627	48,406
	Hon Hai Precision Industry Co. Ltd.	2,177,685	7,535
	Elite Material Co. Ltd.	304,000	4,023
	MediaTek Inc.	180,227	3,966
	Compal Electronics Inc.	3,204,000	3,111
	United Integrated Services Co. Ltd.	409,000	2,877
*	Accton Technology Corp.	212,000	2,586
	Nanya Technology Corp.	1,027,000	2,370
	E Ink Holdings Inc.	307,000	2,202
	United Microelectronics Corp.	1,455,926	2,188
	Chroma ATE Inc.	244,000	2,149
	Silergy Corp.	146,000	1,544
	Airtac International Group	39,799	1,184
	Evergreen Marine Corp. Taiwan Ltd.	344,348	1,142
	ASPEED Technology Inc.	11,553	855
			86,138
Thailand (2.8%)
	PTT Exploration & Production PCL	1,248,510	5,830
	SCB X PCL Foreign	1,640,500	5,396
	Charoen Pokphand Foods PCL	5,819,800	3,454
	Bangkok Bank PCL NVDR	469,100	2,352
	Indorama Ventures PCL NVDR	2,082,900	2,086
	Kasikornbank PCL NVDR	487,879	1,798
	Bangkok Bank PCL (Registered)	215,800	1,082
	Kasikornbank PCL	151,600	559
	Bangkok Dusit Medical Services PCL Class F	446,300	375
	Central Pattana PCL	123,470	246
			23,178
Turkey (0.3%)
	Akbank TAS	2,133,100	2,214
United Arab Emirates (0.6%)
	Abu Dhabi Commercial Bank PJSC	1,587,605	3,796
*	Emirates NBD Bank PJSC	229,162	1,060
	Emaar Properties PJSC	228,920	421
			5,277
United Kingdom (1.4%)
	Standard Chartered plc	739,829	7,107

		Shares	Market Value ($000)
	Fresnillo plc	201,336	1,596
[1]	Airtel Africa plc	923,016	1,380
	Anglo American plc	30,547	939
	Centamin plc	297,387	367
	Hikma Pharmaceuticals plc	10,824	291
			11,680
United States (4.5%)
	Credicorp Ltd.	49,655	7,798
*	MercadoLibre Inc.	5,602	6,936
	Freeport-McMoRan Inc.	126,596	5,653
	Cognizant Technology Solutions Corp. Class A	51,280	3,386
*	Flex Ltd.	84,985	2,325
*	Coupang Inc. Class A	123,637	2,244
*	Sea Ltd. ADR	32,952	2,192
	Copa Holdings SA Class A	18,416	2,173
	Ternium SA ADR	48,013	2,144
*	WNS Holdings Ltd.	14,106	975
	Patria Investments Ltd. Class A	54,326	827
*	MakeMyTrip Ltd.	26,489	762
			37,415
Vietnam (0.5%)
	Vietnam Dairy Products JSC	1,137,100	3,747
Total Common Stocks (Cost $696,480)			770,246
Temporary Cash Investments (6.0%)
Money Market Fund (6.0%)
[5,6]	Vanguard Market Liquidity Fund, 5.274% (Cost $49,685)	496,994	49,689
Total Investments (99.5%) (Cost $746,165)			819,935
Other Assets and Liabilities—Net (0.5%)			4,057
Net Assets (100%)			823,992
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $28,737,000, representing 3.5% of net assets.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $646,000.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,336,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	September 2023	623	32,841	1,504
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	150,975	—	—	150,975
Common Stocks—Other	37,088	580,091	2,092	619,271
Temporary Cash Investments	49,689	—	—	49,689
Total	237,752	580,091	2,092	819,935
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,504	—	—	1,504
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2023 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	5,342	9,669	10,726	(276)	1,558	166	—	5,567
Vanguard Market Liquidity Fund	27,141	NA1	NA1	1	(1)	1,386	—	49,689
Total	32,483	9,669	10,726	(275)	1,557	1,552	—	55,256
1	Not applicable—purchases and sales are for temporary cash investment purposes.